Label	Element	Value
Invesco Select Risk: Growth Investor Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco or the Adviser) and exchange-traded funds (ETFs) and other pooled investment vehicles advised by Invesco Capital Management LLC (Invesco Capital) or mutual funds, ETFs and other pooled investment vehicles advised by unaffiliated advisers (the underlying funds). Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 70%-85% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 5%-30% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 5%-20% of its total assets in alternative asset classes including underlying funds that invest primarily in commodities and other derivatives.
The Fund does not limit its investment in underlying funds that invest primarily in foreign securities.
The Fund may also allocate up to 100% of its assets to affiliated or unaffiliated ETFs.
The Fund may invest directly in derivatives to hedge its cash position and manage the duration of the Fund’s portfolio, including but not limited to futures, total return swaps, and forward contracts. The Fund may also use other types of derivatives that are consistent with its investment objective and investment strategies. In addition, the Fund will gain exposure to derivatives through its investment in underlying funds.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, underlying funds and target weightings in the underlying funds.
Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them at their target weightings. Although the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so, the Fund’s asset class weightings may not match the above percentage weightings during a quarter due to market fluctuations, cash flows and other factors. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without notice to, or approval by, shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Class A	Period Ended	Returns
Best Quarter	June 30, 2020	15.95%
Worst Quarter	March 31, 2020	-20.58%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.58%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Select Risk: Growth Investor Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Invesco Select Risk: Growth Investor Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund investment, loss of money is a risk of investing.
Invesco Select Risk: Growth Investor Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of an underlying fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.
Invesco Select Risk: Growth Investor Fund | Fund of Funds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. There are risks that the Fund will vary from its target weightings (if any) in the underlying funds, that the underlying funds will not achieve their investment objectives, that the underlying funds’ performance may be lower than their represented asset classes, and that the Fund may withdraw its investments in an underlying fund at a disadvantageous time.
Invesco Select Risk: Growth Investor Fund | Exchange-Traded Funds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively-managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Invesco Select Risk: Growth Investor Fund | Allocation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time, which could negatively affect the Fund’s performance.
Invesco Select Risk: Growth Investor Fund | Investing in Stocks Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Investing in Stocks Risk. The value of an underlying fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall or rise sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets. The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can negatively affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Invesco Select Risk: Growth Investor Fund | Index Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Index Risk. Unlike many investment companies that are “actively managed,” certain underlying funds are “passive” investors and therefore do not utilize investing strategies that seek returns in excess of their respective Underlying Index. Therefore, an underlying fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, certain underlying funds may be forced to sell shares of the security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, an underlying fund’s performance could be lower than other types of mutual funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities.
Invesco Select Risk: Growth Investor Fund | Growth Investing Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Growth Investing Risk. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation.
Invesco Select Risk: Growth Investor Fund | Small- and Mid-Capitalization Companies Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for an underlying fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-cap company, if any gain is realized at all.
Invesco Select Risk: Growth Investor Fund | Foreign Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. An underlying fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. Unless an underlying fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Invesco Select Risk: Growth Investor Fund | European Investment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	European Investment Risk. The Economic and Monetary Union (the “EMU”) of the European Union (the “EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have significant adverse effects on the economies of EU member countries. Responses to financial problems by EU countries may not produce the desired results, may limit future growth and economic recovery, or may result in social unrest or have other unintended consequences. Further defaults or restructurings by governments and other entities of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. A number of countries in Eastern Europe remain relatively undeveloped and can be particularly sensitive to political and economic developments. Separately, the EU faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the EU, such as the recent departure of the United Kingdom (known as “Brexit”), would place its currency and banking system in jeopardy. The exit by the United Kingdom or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect an underlying fund’s investments.
Invesco Select Risk: Growth Investor Fund | Japan Investment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Japan Investment Risk. The Fund may invest a significant portion of its total assets in securities of issuers from Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. The Japanese economy has experienced the effects of the global economic slowdown similar to the United States and Europe, and downturns in the economies of Japan’s key trading partners, such as the United States, China and/or countries in Southeast Asia, could also have a negative impact on the Japanese economy as a whole. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a continued slowdown of the Japanese economy.
Invesco Select Risk: Growth Investor Fund | Emerging Market Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Emerging Market Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede an underlying fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Invesco Select Risk: Growth Investor Fund | Depositary Receipts Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Invesco Select Risk: Growth Investor Fund | Geographic Focus Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Geographic Focus Risk. An underlying fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying fund’s investment performance.
Invesco Select Risk: Growth Investor Fund | Sector Focus Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Sector Focus Risk. An underlying fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Invesco Select Risk: Growth Investor Fund | Quantitative Models Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Quantitative Models Risk. Quantitative models are based upon many factors that measure individual securities relative to each other. Quantitative models may be highly reliant on the gathering, cleaning, culling and analysis of large amounts of data from third parties and other external sources. Any errors or imperfections in the factors, or the data on which measurements of those factors are based, could adversely affect the use of the quantitative models. The factors used in models may not identify securities that perform well in the future, and the securities selected may perform differently from the market as a whole or from their expected performance.
Invesco Select Risk: Growth Investor Fund | Momentum Investing Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Momentum Investing Risk. In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum” style of investing emphasizes investing in securities that have had better recent performance compared to other securities, on the theory that these securities will continue to increase in value. Momentum investing is subject to the risk that the securities may be more volatile than the market as a whole. High momentum may also be a sign that the securities’ prices have peaked, and therefore the returns on securities that previously have exhibited price momentum may be less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. An underlying fund may experience significant losses if momentum stops, reverses or otherwise behaves differently than predicted. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of an underlying fund may suffer.
Invesco Select Risk: Growth Investor Fund | Value Investing Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause an underlying fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of value companies may underperform the securities of growth companies or the overall stock market.
Invesco Select Risk: Growth Investor Fund | Issuer-Specific Changes Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Changes Risk. The performance of an underlying fund depends on the performance of individual securities to which an underlying fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Invesco Select Risk: Growth Investor Fund | Preferred Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
Invesco Select Risk: Growth Investor Fund | Debt Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Invesco Select Risk: Growth Investor Fund | Changing Fixed Income Market Conditions Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase an underlying fund’s portfolio turnover rate and transaction costs.
Invesco Select Risk: Growth Investor Fund | Mortgage- and Asset-Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in an underlying fund reinvesting these early payments at lower interest rates, thereby reducing an underlying fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and an underlying fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an underlying fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and an underlying fund may be unable to sell these securities at the time or price it desires. During periods of market stress or high redemptions, an underlying fund may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Invesco Select Risk: Growth Investor Fund | High Yield Debt Securities [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject an underlying fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Invesco Select Risk: Growth Investor Fund | Collateralized Loan Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if an underlying fund invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorb losses from the defaults before senior tranches. In addition, CLOs carry risks including interest rate risk and credit risk.
Invesco Select Risk: Growth Investor Fund | LIBOR Transition Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	LIBOR Transition Risk. An underlying fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. Regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. For example, the Federal Reserve Bank of New York has identified the Secured Overnight Financing Rate (“SOFR”) as the intended replacement to USD LIBOR and foreign regulators have proposed other interbank offered rates, such as the Sterling Overnight Index Average (“SONIA”) and other replacement rates, which could also be adopted. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions. There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on an underlying fund and the instruments in which an underlying fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which underlying fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by an underlying fund could result in losses to an underlying fund.
Invesco Select Risk: Growth Investor Fund | U.S. Government Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Invesco Select Risk: Growth Investor Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Invesco Select Risk: Growth Investor Fund | Rule 144A Securities and Other Exempt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements typically is less active than the market for publicly-traded securities. Rule 144A and other exempt securities, which are also known as privately issued securities, carry the risk that their liquidity may become impaired and an underlying fund may be unable to dispose of the securities at a desirable time or price.
Invesco Select Risk: Growth Investor Fund | Restricted Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent an underlying fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.
Invesco Select Risk: Growth Investor Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund or the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund or the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the underlying fund’s or the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund or the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund or the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s or the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Invesco Select Risk: Growth Investor Fund | REIT Risk/Real Estate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	REIT Risk/Real Estate Risk. Investments in real estate related instruments may be adversely affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid than larger companies. If a real estate related company defaults on certain types of debt obligations, held by an underlying fund, an underlying fund may acquire real estate directly, which involves additional risks such as environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Invesco Select Risk: Growth Investor Fund | Commodity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Commodity Risk. An underlying fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, or supply and demand disruptions. Because an underlying fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of underlying fund’s shares.
Invesco Select Risk: Growth Investor Fund | Financial Markets Regulatory Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Financial Markets Regulatory Risk. Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact an underlying fund’s operations, universe of potential investment options, and return potential.
Invesco Select Risk: Growth Investor Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed and depends heavily on its Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. Similarly, certain underlying funds are actively managed and depend heavily on their advisers’ judgments about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for their portfolios. The Fund and certain underlying funds could experience losses if these judgments prove to be incorrect. Because the investment process of the Fund relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Similarly, because the investment processes of certain underlying funds rely heavily on their security selection processes, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on certain underlying funds’ net asset values. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and underlying funds and, therefore, their abilities to achieve their investment objectives.
Invesco Select Risk: Growth Investor Fund | Custom Invesco Select Risk: Growth Investor Index (80% MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 20% Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes))
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.81%)
5 Years	rr_AverageAnnualReturnYear05	4.46%
10 Years	rr_AverageAnnualReturnYear10	6.85%
Invesco Select Risk: Growth Investor Fund | Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.22%)
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	1.70%
Invesco Select Risk: Growth Investor Fund | MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.36%)
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	7.98%
Invesco Select Risk: Growth Investor Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	830
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,036
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,630
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	640
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	830
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,036
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,630
Annual Return 2013	rr_AnnualReturn2013	15.37%
Annual Return 2014	rr_AnnualReturn2014	4.35%
Annual Return 2015	rr_AnnualReturn2015	(4.68%)
Annual Return 2016	rr_AnnualReturn2016	9.08%
Annual Return 2017	rr_AnnualReturn2017	15.77%
Annual Return 2018	rr_AnnualReturn2018	(8.27%)
Annual Return 2019	rr_AnnualReturn2019	20.59%
Annual Return 2020	rr_AnnualReturn2020	11.87%
Annual Return 2021	rr_AnnualReturn2021	13.56%
Annual Return 2022	rr_AnnualReturn2022	(18.79%)
1 Year	rr_AverageAnnualReturnYear01	(23.26%)
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004
Invesco Select Risk: Growth Investor Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.37%)
5 Years	rr_AverageAnnualReturnYear05	(0.30%)
10 Years	rr_AverageAnnualReturnYear10	3.39%
Invesco Select Risk: Growth Investor Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.15%)
5 Years	rr_AverageAnnualReturnYear05	1.01%
10 Years	rr_AverageAnnualReturnYear10	3.47%
Invesco Select Risk: Growth Investor Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 271
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,788
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	530
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	913
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,788
1 Year	rr_AverageAnnualReturnYear01	(20.19%)
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	4.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004
Invesco Select Risk: Growth Investor Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	120
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	375
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	649
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,432
1 Year	rr_AverageAnnualReturnYear01	(19.04%)
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004
Invesco Select Risk: Growth Investor Fund | CLASS S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	265
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	460
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,025
1 Year	rr_AverageAnnualReturnYear01	(18.68%)
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	5.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 25, 2009
Invesco Select Risk: Growth Investor Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	847
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	69
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	218
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	379
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 847
1 Year	rr_AverageAnnualReturnYear01	(18.59%)
5 Years	rr_AverageAnnualReturnYear05	2.92%
10 Years	rr_AverageAnnualReturnYear10	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2008
Invesco Select Risk: Growth Investor Fund | CLASS R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 786
1 Year	rr_AverageAnnualReturnYear01	(18.57%)
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	5.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2004
Invesco Select Risk: Growth Investor Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 786
1 Year	rr_AverageAnnualReturnYear01	(18.57%)
5 Years	rr_AverageAnnualReturnYear05	3.01%
10 Years	rr_AverageAnnualReturnYear10	5.36%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2017

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.